Inventories and Work in Progress - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [abstract]
Inventories of raw materials		€ 69	€ 69
Depreciation of inventories		(69)	(69)
Total net value of the inventories	€ 0	€ 0	€ 0